OTHER PROVISIONS	12 Months Ended
Dec. 31, 2025
OTHER PROVISIONS
OTHER PROVISIONS

30.OTHER PROVISIONS

Movement in provisions during the year is as follows:

In € thousand	12/31/2024	Additions	Utilization	Reclassification	12/31/2025
Warranty provision	211	—	—	(83)	128
Jubilee provision	134	—	(8)	—	126
Total non-current provisions	345	—	(8)	(83)	254
Warranty provision	39	—	—	83	122
Provision for legal claims	9	—	—	—	9
Other provisions	136	165	(17)	—	285
Total current provisions	184	165	(17)	83	415

				Reversal of
				unused
In € thousand	12/31/2023	Additions	Utilization	amounts	12/31/2024
Warranty provision	238	—	(27)	—	211
Jubilee provision	(2)	169	(34)	—	134
Total non-current provisions	237	169	(61)	—	345
Warranty provision	225	250	(374)	(62)	39
Provision for legal claims	53	—	(40)	(4)	9
Other provisions	695	170	(700)	(28)	136
Total current provisions	973	420	(1,115)	(94)	184